Operating lease liabilities - Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Other Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease costs:
Operating lease costs	$ 116.8	$ 128.5
Variable lease adjustments	4.7	(4.8)
Other information:
Operating cash outflow used for operating leases	$ 113.3	$ 116.5
Weighted average discount rate	4.80%	4.80%
Weighted average remaining lease term	4 years	5 years